WARRANTS - Warrants, additional information (Details)		12 Months Ended
	Jan. 05, 2021 $ / shares shares	Mar. 31, 2022 Y $ / shares shares	Mar. 31, 2021 Y $ / shares
Class of Warrant or Right [Line Items]
Stock price volatility		103.00%	110.00%
Risk-free interest rate		1.40%	0.80%
Share price		$ 6.08	$ 3.47
Expected life | Y		9	9
Warrants | January BD Offering
Class of Warrant or Right [Line Items]
Warrants Issued | shares	2,224,100
Exercise Price	$ 5.60
Expected dividend yield	0.00%
Stock price volatility	110.00%
Risk-free interest rate	0.18%
Share price	$ 3.56
Forfeiture rate	0.00%
Expected life	1.5
Number of Warrants Exercised | shares		153,010